Acquisitions (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014 Retail propane item	Mar. 31, 2014 Retail propane and liquids	Mar. 31, 2014 Natural gas liquids terminals item
Acquisitions
Number of business combination agreements	2	4		4
Cash paid	$ 14,000		$ 21,900